Securities Available for Sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of securities available for sale
Amortized cost	$ 85,584	$ 125,286
Gross unrealized gains	766	1,353
Gross unrealized losses	(459)	(525)
Total securities available for sale	85,891	126,114
Mortgage-backed securities [Member] | FHLMC [Member]
Summary of securities available for sale
Amortized cost	5,669	11,310
Gross unrealized gains	294	553
Gross unrealized losses	0	0
Total securities available for sale	5,963	11,863
Mortgage-backed securities [Member] | FNMA [Member]
Summary of securities available for sale
Amortized cost	4,076	7,670
Gross unrealized gains	301	499
Gross unrealized losses	0	0
Total securities available for sale	4,377	8,169
Collateralized mortgage obligations [Member]
Summary of securities available for sale
Amortized cost	9,825	19,586
Gross unrealized gains	596	1,059
Gross unrealized losses	0	0
Total securities available for sale	10,421	20,645
Collateralized mortgage obligations [Member] | FHLMC [Member]
Summary of securities available for sale
Amortized cost		335
Gross unrealized gains		4
Gross unrealized losses		0
Total securities available for sale		339
Collateralized mortgage obligations [Member] | FNMA [Member]
Summary of securities available for sale
Amortized cost	80	271
Gross unrealized gains	1	3
Gross unrealized losses	0	0
Total securities available for sale	81	274
Other marketable securities [Member]
Summary of securities available for sale
Amortized cost	75,759	105,700
Gross unrealized gains	170	294
Gross unrealized losses	(459)	(525)
Total securities available for sale	75,470	105,469
Other marketable securities [Member] | U.S. Government agency obligations [Member]
Summary of securities available for sale
Amortized cost	75,059	105,000
Gross unrealized gains	170	294
Gross unrealized losses	(4)	0
Total securities available for sale	75,225	105,294
Other marketable securities [Member] | Corporate preferred stock [Member]
Summary of securities available for sale
Amortized cost	700	700
Gross unrealized gains	0	0
Gross unrealized losses	(455)	(525)
Total securities available for sale	$ 245	$ 175